Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-2413
Entity Registrant Name	CANADIAN NATIONAL RAILWAY COMPANY
Entity Central Index Key	0000016868
Entity Primary SIC Number	4011
Entity Tax Identification Number	98-0018609
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	935 de La Gauchetiere Street West
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3B 2M9
City Area Code	514
Local Phone Number	399-7091
Title of 12(b) Security	Common shares
Trading Symbol	CNI
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	643,833,245
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Location	Montreal, Quebec, Canada
Auditor Firm ID	85
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System